Trade accounts and other accounts payable - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade accounts and other accounts payable
Provisions	$ 0	$ 0	$ 0